COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2020 (Unaudited)

		Shares	Value
PREFERRED SECURITIES—$25 PAR VALUE	20.5%
BANKS	6.6%
Bank of America Corp., 6.20%, Series CC(a)		320,000	$8,102,400
Bank of America Corp., 6.00%, Series GG(a)		2,017,224	55,090,387
Bank of America Corp., 5.875%, Series HH(a)		1,220,812	33,352,584
Bank of America Corp., 5.375%, Series KK(a)		319,175	8,576,232
Capital One Financial Corp., 4.80%, Series J(a)		214,516	5,238,481
Citizens Financial Group, Inc., 6.35% to 4/6/24, Series D(a),(b)		213,800	5,911,570
First Republic Bank/CA, 4.70%, Series J(a)		480,369	12,571,257
First Republic Bank/CA, 4.125%, Series K(a)		500,337	12,708,560
GMAC Capital Trust I, 6.065% (3 Month US LIBOR + 5.785%), due 2/15/40, Series 2 (TruPS) (FRN)(c)		2,499,158	62,403,975
Huntington Bancshares, Inc., 6.25%, Series D(a)		590,901	14,937,977
JPMorgan Chase & Co., 6.10%, Series AA(a)		1,050,000	26,596,500
JPMorgan Chase & Co., 6.15%, Series BB(a)		681,398	17,293,881
JPMorgan Chase & Co., 5.75%, Series DD(a)		500,000	13,655,000
New York Community Bancorp, Inc., 6.375% to 3/17/27, Series A(a),(b)		666,613	18,298,527
PNC Financial Services Group, Inc./The, 6.125% to 5/1/22, Series P(a),(b)		374,796	9,969,574
Regions Financial Corp., 6.375% to 9/15/24, Series B(a),(b)		246,258	6,821,347
Regions Financial Corp., 5.70% to 5/15/29, Series C(a),(b)		1,848,624	50,079,224
Synovus Financial Corp., 5.875% to 7/1/24, Series E(a),(b)		402,795	10,363,915
Truist Financial Corp., 5.25%, Series O(a)		626,281	17,222,728
Truist Financial Corp., 4.75%, Series R(a)		2,303,509	59,776,059
Wells Fargo & Co., 5.20%(a)		1,059,405	26,887,699
Wells Fargo & Co., 5.25%, Series P(a)		217,463	5,519,211
Wells Fargo & Co., 5.85% to 9/15/23, Series Q(a),(b)		678,793	17,689,346
Wells Fargo & Co., 6.00%, Series V(a)		1,180,551	29,915,162
Wells Fargo & Co., 5.70%, Series W(a)		783,630	20,068,764
Wells Fargo & Co., 5.50%, Series X(a)		496,273	12,903,098
Wells Fargo & Co., 5.625%, Series Y(a)		423,652	11,137,811
Wells Fargo & Co., 4.75%, Series Z(a)		3,594,838	90,374,227

			663,465,496

BANKS—FOREIGN	0.2%
HSBC Holdings PLC, 6.20%, Series A (United Kingdom)(a)		654,905	16,667,332

ELECTRIC	2.6%
CMS Energy Corp., 5.875%, due 3/1/79		1,459,858	39,284,779
DTE Energy Co., 4.375%, due 10/15/80, Series G		344,386	8,633,757
Duke Energy Corp., 5.75%, Series A(a)		727,244	19,991,937
Integrys Holding, Inc., 6.00% to 8/1/23, due 8/1/73(b)		358,222	9,851,105

		Shares	Value
SCE Trust V, 5.45% to 3/15/26, Series K(a),(b)		507,970	$11,469,963
SCE Trust VI, 5.00%(a)		48,676	1,115,167
Southern Co./The, 4.95%, due 1/30/80, Series 2020		3,920,422	103,342,324
Southern Co./The, 4.20%, due 10/15/60, Series C		2,509,000	62,850,450

			256,539,482

ELECTRIC—FOREIGN	0.3%
Brookfield Infrastructure Partners LP, 5.125%, Series 13 (Canada)(a)		693,931	17,868,723
Brookfield Renewable Partners LP, 5.25%, Series 17 (Canada)(a)		366,780	9,649,982

			27,518,705

FINANCIAL	2.5%
DIVERSIFIED FINANCIAL SERVICES	0.7%
Apollo Global Management, Inc., 6.375%, Series B(a)		597,996	15,948,553
KKR & Co., Inc., 6.75%, Series A(a)		206,100	5,292,648
Synchrony Financial, 5.625%, Series A(a)		1,760,800	43,350,896

			64,592,097

INVESTMENT ADVISORY SERVICES	0.5%
Affiliated Managers Group, Inc., 4.75%, due 9/30/60		397,600	10,190,488
Ares Management Corp., 7.00%, Series A(a)		259,498	6,695,048
Legg Mason, Inc., 5.45%, due 9/15/56		1,100,000	28,121,500
Legg Mason, Inc., 6.375%, due 3/15/56		329,680	8,438,160

			53,445,196

INVESTMENT BANKER/BROKER	1.3%
Charles Schwab Corp./The, 5.95%, Series D(a)		394,031	10,134,477
Morgan Stanley, 7.125% to 10/15/23, Series E(a),(b)		242,366	6,689,302
Morgan Stanley, 6.875% to 1/15/24, Series F(a),(b)		1,166,779	31,678,050
Morgan Stanley, 6.375% to 10/15/24, Series I(a),(b)		2,161,681	59,013,891
Morgan Stanley, 5.85% to 4/15/27, Series K(a),(b)		919,911	25,168,765

			132,684,485

TOTAL FINANCIAL			250,721,778

INDUSTRIALS—CHEMICALS	0.6%
CHS, Inc., 7.10% to 3/31/24, Series 2(a),(b)		753,736	20,087,064
CHS, Inc., 6.75% to 9/30/24, Series 3(a),(b)		594,867	15,615,259
CHS, Inc., 7.50%, Series 4(a)		881,221	24,568,442

			60,270,765

		Shares	Value
INSURANCE	3.9%
LIFE/HEALTH INSURANCE	1.7%
Athene Holding Ltd., 6.35% to 6/30/29, Series A(a),(b)		1,162,403	$31,210,520
Athene Holding Ltd., 6.375% to 6/30/25, Series C(a),(b)		996,778	27,012,684
Equitable Holdings, Inc., 5.25%, Series A(a)		1,099,645	28,073,937
MetLife, Inc., 4.75%, Series F(a)		1,041,423	27,097,826
Prudential Financial, Inc., 4.125%, due 9/1/60		1,508,973	38,403,363
Voya Financial, Inc., 5.35% to 9/15/29, Series B(a),(b)		611,530	17,183,993

			168,982,323

MULTI-LINE	0.9%
Allstate Corp./The, 5.10%, Series H(a)		1,691,291	45,292,773
American International Group, Inc., 5.85%, Series A(a)		126,824	3,450,881
WR Berkley Corp., 5.10%, due 12/30/59		775,000	20,320,500
WR Berkley Corp., 5.75%, due 6/1/56		607,981	15,479,196

			84,543,350

MULTI-LINE—FOREIGN	0.7%
Aegon Funding Co. LLC, 5.10%, due 12/15/49 (Netherlands)		1,261,930	32,141,357
PartnerRe Ltd., 6.50%, Series G (Bermuda)(a)		844,136	21,643,647
PartnerRe Ltd., 5.875%, Series I (Bermuda)(a)		797,157	20,199,959

			73,984,963

PROPERTY CASUALTY—FOREIGN	0.3%
Enstar Group Ltd., 7.00% to 9/1/28, Series D (Bermuda)(a),(b)		1,040,000	27,320,800

REINSURANCE	0.3%
Arch Capital Group Ltd., 5.25%, Series E(a)		500,194	12,659,910
Arch Capital Group Ltd., 5.45%, Series F(a)		789,739	20,422,651

			33,082,561

TOTAL INSURANCE			387,913,997

INTEGRATED TELECOMMUNICATIONS SERVICES	0.8%
AT&T, Inc., 4.75%, Series C(a)		1,076,000	27,438,000
United States Cellular Corp., 6.25%, due 9/1/69		2,148,000	56,234,640

			83,672,640

PIPELINES	0.5%
Energy Transfer Operating LP, 7.375% to 5/15/23, Series C(a),(b)		773,990	13,080,431
Energy Transfer Operating LP, 7.625% to 8/15/23, Series D(a),(b)		1,330,471	22,870,797

		Shares	Value
Energy Transfer Operating LP, 7.60% to 5/15/24, Series E(a),(b)		925,935	$16,120,528

			52,071,756

PIPELINES—FOREIGN	0.2%
Enbridge, Inc., 6.375% to 4/15/23, due 4/15/78, Series B (Canada)(b)		971,350	24,478,020

REAL ESTATE	1.1%
HOTEL	0.1%
Summit Hotel Properties, Inc., 6.25%, Series E(a)		80,000	1,784,000
Sunstone Hotel Investors, Inc., 6.95%, Series E(a)		185,763	4,627,356

			6,411,356

NET LEASE	0.3%
VEREIT, Inc., 6.70%, Series F(a)		1,150,993	29,154,652

OFFICE	0.3%
Brookfield Property Partners LP, 5.75%, Series A(a)		1,225,318	21,896,433
Brookfield Property Partners LP, 6.375%, Series A2(a)		527,135	10,453,087

			32,349,520

RESIDENTIAL—SINGLE FAMILY	0.2%
American Homes 4 Rent, 6.50%, Series D(a)		586,918	14,860,764
American Homes 4 Rent, 6.35%, Series E(a)		418,691	10,601,256

			25,462,020

SHOPPING CENTERS	0.2%
COMMUNITY CENTER	0.1%
SITE Centers Corp., 6.375%, Series A(a)		518,799	12,928,471

REGIONAL MALL	0.1%
Taubman Centers, Inc., 6.25%, Series K(a)		160,081	3,432,137
Taubman Centers, Inc., 6.50%, Series J(a)		270,050	5,860,085

			9,292,222

TOTAL SHOPPING CENTERS			22,220,693

TOTAL REAL ESTATE			115,598,241

UTILITIES	0.8%
NextEra Energy Capital Holdings, Inc., 5.65%, due 3/1/79, Series N		956,725	26,242,967
NiSource, Inc., 6.50% to 3/15/24, Series B(a),(b)		781,041	21,548,921
Sempra Energy, 5.75%, due 7/1/79		737,039	19,686,312

		Shares		Value
Spire, Inc., 5.90%, Series A(a)		340,560		$9,290,477

				76,768,677

UTILITIES—FOREIGN	0.4%
Algonquin Power & Utilities Corp., 6.875% to 10/17/23, due 10/17/78 (Canada)(b)		543,961		15,285,304
Algonquin Power & Utilities Corp., 6.20% to 7/1/24, due 7/1/79, Series 19-A (Canada)(b)		856,735		23,860,070

				39,145,374

TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$2,024,214,255)				2,054,832,263

		Principal Amount
PREFERRED SECURITIES—CAPITAL SECURITIES	72.5%
BANKS	17.7%
Bank of America Corp., 5.875% to 3/15/28, Series FF(a),(b)		$107,608,000		116,267,505
Bank of America Corp., 6.10% to 3/17/25, Series AA(a),(b)		62,443,000		68,019,472
Bank of America Corp., 6.25% to 9/5/24, Series X(a),(b)		90,520,000		97,165,418
Bank of America Corp., 6.50% to 10/23/24, Series Z(a),(b)		49,956,000		55,546,061
Bank of America Corp., 8.05%, due 6/15/27, Series B		3,000,000		3,971,391
Bank of New York Mellon Corp./The, 4.70% to 9/20/25, Series G(a),(b)		36,484,000		38,800,734
Citigroup Capital III, 7.625%, due 12/1/36		4,800,000		6,803,238
Citigroup, Inc., 5.00% to 9/12/24, Series U(a),(b)		63,267,000		63,078,104
Citigroup, Inc., 5.90% to 2/15/23(a),(b)		33,033,000		33,840,657
Citigroup, Inc., 5.95% to 1/30/23(a),(b)		29,957,000		30,857,501
Citigroup, Inc., 5.95% to 5/15/25, Series P(a),(b)		70,574,000		74,069,855
Citigroup, Inc., 6.25% to 8/15/26, Series T(a),(b)		57,531,000		63,947,720
Citizens Financial Group, Inc., 5.65% to 10/6/25, Series F(a),(b)		26,341,000		27,536,091
Citizens Financial Group, Inc., 6.375% to 4/6/24, Series C(a),(b)		11,019,000		10,957,789
CoBank ACB, 6.125%, Series G(a)		175,200	†	17,891,424
CoBank ACB, 6.20% to 1/1/25, Series H(a),(b)		103,600	†	11,162,900
CoBank ACB, 6.25% to 10/1/22, Series F(a),(b)		351,150	†	36,695,175
CoBank ACB, 6.25% to 10/1/26, Series I(a),(b)		38,329,000		40,628,740
Comerica, Inc., 5.625% to 7/1/25(a),(b)		29,543,000		31,094,007
Dresdner Funding Trust I, 8.151%, due 6/30/31, 144A(d)		46,609,945		67,981,630
Farm Credit Bank of Texas, 5.70% to 9/15/25, Series 4, 144A(a),(b),(d)		38,550,000		40,573,875
Farm Credit Bank of Texas, 6.75% to 9/15/23, 144A(a),(b),(d)		275,700	†	29,224,200

		Principal Amount		Value
Fifth Third Bancorp, 4.50% to 9/30/25, Series L(a),(b)		$12,398,000		$12,506,482
First Horizon Bank, 5.75%, due 5/1/30, Series BNKT		10,000,000		11,310,880
Goldman Sachs Group, Inc./The, 5.50% to 8/10/24, Series Q(a),(b)		25,880,000		27,327,097
Huntington Bancshares, Inc., 4.45% to 10/15/27, Series G(a),(b)		55,690,000		55,272,325
Huntington Bancshares, Inc., 5.625% to 7/15/30, Series F(a),(b)		14,267,000		15,729,367
JPMorgan Chase & Co., 4.60% to 2/1/25, Series HH(a),(b)		16,553,000		16,242,631
JPMorgan Chase & Co., 5.00% to 8/1/24, Series FF(a),(b)		47,566,000		47,524,958
JPMorgan Chase & Co., 6.00% to 8/1/23, Series R(a),(b)		11,274,000		11,593,310
JPMorgan Chase & Co., 6.10% to 10/1/24, Series X(a),(b)		72,907,000		76,712,981
JPMorgan Chase & Co., 6.125% to 4/30/24, Series U(a),(b)		10,000,000		10,408,011
JPMorgan Chase & Co., 6.75% to 2/1/24, Series S(a),(b)		83,514,000		90,584,886
Regions Financial Corp., 5.75% to 6/15/25, Series D(a),(b)		13,840,000		14,808,800
Truist Financial Corp., 4.80% to 9/1/24, Series N(a),(b)		45,911,000		46,123,895
Truist Financial Corp., 4.95% to 9/1/25, Series P(a),(b)		61,484,000		64,865,620
Truist Financial Corp., 5.10% to 3/1/30, Series Q(a),(b)		80,620,000		87,347,739
Truist Financial Corp., 5.125% to 12/15/27, Series M(a),(b)		42,982,000		43,438,190
Wells Fargo & Co., 5.875% to 6/15/25, Series U(a),(b)		42,669,000		45,990,518
Wells Fargo & Co., 5.90% to 6/15/24, Series S(a),(b)		18,795,000		19,272,596
Wells Fargo & Co., 5.95%, due 12/1/86		46,958,000		61,542,750
Wells Fargo & Co., 7.50%, Series L(a)		33,676	†	45,194,876
Wells Fargo & Co., 7.95%, due 11/15/29, Series B		5,055,000		6,803,959

				1,776,715,358

BANKS—FOREIGN	25.0%
Abanca Corp. Bancaria SA, 7.50% to 10/2/23 (Spain)(a),(b),(e),(f)		8,600,000		9,493,390
Australia & New Zealand Banking Group Ltd./United Kingdom, 6.75% to 6/15/26, 144A (Australia)(a),(b),(d),(f)		19,530,000		22,359,409
Banco Bilbao Vizcaya Argentaria SA, 6.125% to 11/16/27 (Spain)(a),(b),(f)		9,600,000		9,324,624
Banco Bilbao Vizcaya Argentaria SA, 6.50% to 3/5/25, Series 9 (Spain)(a),(b),(f)		41,600,000		41,606,255
Banco BPM SpA, 6.125% to 1/21/25 (Italy)(a),(b),(e),(f)		13,790,000		14,046,022
Banco de Sabadell SA, 6.50% to 5/18/22 (Spain)(a),(b),(e),(f)		7,000,000		7,386,105
Banco Santander SA, 7.50% to 2/8/24 (Spain)(a),(b),(e),(f)		19,000,000		20,123,850
Bank of China Hong Kong Ltd., 5.90% to 9/14/23, 144A (Hong Kong)(a),(b),(d)		56,838,000		60,962,797
Bank of Ireland Group PLC, 6.00% to 3/1/26 (Ireland)(a),(b),(e),(f)		15,000,000		17,310,424
Bank of Ireland Group PLC, 7.50% to 5/19/25 (Ireland)(a),(b),(e),(f)		25,800,000		32,206,691

	Principal Amount	Value
Bank of Montreal, 4.30% to 10/26/25, due 11/26/80 (Canada)(b)	$23,400,000	$17,606,191
Bank of Nova Scotia/The, 4.90% to 6/4/25 (Canada)(a),(b)	41,495,000	43,051,062
Barclays PLC, 6.125% to 12/15/25 (United Kingdom)(a),(b),(f)	31,400,000	31,906,698
Barclays PLC, 7.125% to 6/15/25 (United Kingdom)(a),(b),(f)	28,400,000	38,304,146
Barclays PLC, 7.875% to 3/15/22 (United Kingdom)(a),(b),(e),(f)	43,972,000	45,387,415
Barclays PLC, 8.00% to 6/15/24 (United Kingdom)(a),(b),(f)	33,190,000	35,364,377
BNP Paribas SA, 4.50% to 2/25/30, 144A (France)(a),(b),(d),(f)	22,700,000	21,777,813
BNP Paribas SA, 6.625% to 3/25/24, 144A (France)(a),(b),(d),(f)	49,904,000	53,023,000
BNP Paribas SA, 6.75% to 3/14/22, 144A (France)(a),(b),(d),(f)	6,400,000	6,601,984
BNP Paribas SA, 7.00% to 8/16/28, 144A (France)(a),(b),(d),(f)	20,300,000	23,437,670
BNP Paribas SA, 7.195% to 6/25/37, 144A (France)(a),(b),(d)	33,771,000	36,668,477
BNP Paribas SA, 7.375% to 8/19/25, 144A (France)(a),(b),(d),(f)	57,792,000	64,406,005
BNP Paribas SA, 7.625% to 3/30/21, 144A (France)(a),(b),(d),(f)	25,550,000	26,013,094
Commerzbank AG, 6.125% to 10/9/25 (Germany)(a),(b),(e),(f)	35,600,000	40,848,080
Credit Agricole SA, 6.875% to 9/23/24, 144A (France)(a),(b),(d),(f)	29,200,000	31,465,190
Credit Agricole SA, 7.875% to 1/23/24, 144A (France)(a),(b),(d),(f)	52,030,000	57,655,952
Credit Agricole SA, 8.125% to 12/23/25, 144A (France)(a),(b),(d),(f)	45,300,000	53,399,278
Credit Suisse Group AG, 5.25% to 2/11/27, 144A (Switzerland)(a),(b),(d),(f)	51,200,000	51,430,400
Credit Suisse Group AG, 6.375% to 8/21/26, 144A (Switzerland)(a),(b),(d),(f)	51,300,000	54,869,710
Credit Suisse Group AG, 7.125% to 7/29/22 (Switzerland)(a),(b),(e),(f)	78,943,000	82,238,081
Credit Suisse Group AG, 7.25% to 9/12/25, 144A (Switzerland)(a),(b),(d),(f)	35,012,000	37,968,588
Credit Suisse Group AG, 7.50% to 12/11/23, 144A (Switzerland)(a),(b),(d),(f)	25,024,000	27,385,640
Credit Suisse Group AG, 7.50% to 7/17/23, 144A (Switzerland)(a),(b),(d),(f)	98,601,000	104,301,124
Deutsche Pfandbriefbank AG, 5.75% to 4/28/23, Series 3529 (Germany)(a),(b),(e),(f)	7,800,000	8,496,263
DNB Bank ASA, 6.50% to 3/26/22 (Norway)(a),(b),(e),(f)	24,040,000	25,000,085
HSBC Capital Funding Dollar 1 LP, 10.176% to 6/30/30, 144A (United Kingdom)(a),(b),(d)	43,351,000	72,865,011
HSBC Holdings PLC, 6.375% to 3/30/25 (United Kingdom)(a),(b),(f)	50,634,000	53,018,480
HSBC Holdings PLC, 6.50% to 3/23/28 (United Kingdom)(a),(b),(f)	35,437,000	37,658,368
HSBC Holdings PLC, 6.875% to 6/1/21 (United Kingdom)(a),(b),(f)	49,658,000	50,657,744
ING Groep N.V., 5.75% to 11/16/26 (Netherlands)(a),(b),(f)	32,800,000	34,098,388

	Principal Amount	Value
ING Groep N.V., 6.50% to 4/16/25 (Netherlands)(a),(b),(f)	$35,521,000	$37,714,422
ING Groep N.V., 6.875% to 4/16/22 (Netherlands)(a),(b),(e),(f)	26,700,000	27,884,812
Intesa Sanpaolo SpA, 5.875% to 9/1/31, Series EMTN (Italy)(a),(b),(e),(f)	26,000,000	29,867,161
Intesa Sanpaolo SpA, 7.70% to 9/17/25, 144A (Italy)(a),(b),(d),(f)	35,200,000	36,975,167
Lloyds Banking Group PLC, 7.50% to 6/27/24 (United Kingdom)(a),(b),(f)	42,961,000	45,150,722
Lloyds Banking Group PLC, 7.50% to 9/27/25 (United Kingdom)(a),(b),(f)	17,085,000	18,203,119
Nationwide Building Society, 10.25% (United Kingdom)(a),(e)	14,891,000	31,415,855
Natwest Group PLC, 8.00% to 8/10/25 (United Kingdom)(a),(b),(f)	39,200,000	43,599,024
Natwest Group PLC, 8.625% to 8/15/21 (United Kingdom)(a),(b),(f)	47,709,000	49,007,639
Nordea Bank Abp, 6.625% to 3/26/26, 144A (Finland)(a),(b),(d),(f)	20,600,000	23,260,799
Raiffeisen Bank International AG, 6.00% to 6/15/26 (Austria)(a),(b),(e),(f)	26,200,000	30,305,332
Royal Bank of Canada, 4.50% to 10/24/25, due 11/24/80, Series 1 (Canada)(b)	60,800,000	46,599,407
Societe Generale SA, 6.75% to 4/6/28, 144A (France)(a),(b),(d),(f)	58,771,000	61,537,057
Societe Generale SA, 7.375% to 9/13/21, 144A (France)(a),(b),(d),(f)	46,000,000	47,252,120
Societe Generale SA, 7.875% to 12/18/23, 144A (France)(a),(b),(d),(f)	54,200,000	57,387,773
Societe Generale SA, 8.00% to 9/29/25, 144A (France)(a),(b),(d),(f)	28,867,000	32,236,166
Standard Chartered PLC, 7.50% to 4/2/22, 144A (United Kingdom)(a),(b),(d),(f)	39,926,000	41,002,205
Standard Chartered PLC, 7.75% to 4/2/23, 144A (United Kingdom)(a),(b),(d),(f)	48,666,000	51,792,304
Stichting AK Rabobank Certificaten, 6.50% (Netherlands)(a),(e)	53,377,025	74,731,527
Svenska Handelsbanken AB, 4.375% to 3/1/27 (Sweden)(a),(b),(e),(f)	8,200,000	8,348,625
Svenska Handelsbanken AB, 4.75% to 3/1/31 (Sweden)(a),(b),(e),(f)	18,400,000	18,814,000
UBS Group Funding Switzerland AG, 6.875% to 8/7/25 (Switzerland)(a),(b),(e),(f)	54,515,000	60,068,716
UBS Group Funding Switzerland AG, 7.00% to 2/19/25 (Switzerland)(a),(b),(e),(f)	9,200,000	10,267,246
UBS Group Funding Switzerland AG, 7.00% to 1/31/24, 144A (Switzerland)(a),(b),(d),(f)	54,000,000	57,682,530
UBS Group Funding Switzerland AG, 7.125% to 8/10/21 (Switzerland)(a),(b),(e),(f)	9,700,000	9,978,875
UniCredit SpA, 7.50% to 6/3/26 (Italy)(a),(b),(e),(f)	30,700,000	39,048,533

		Principal Amount	Value
UniCredit SpA, 8.00% to 6/3/24 (Italy)(a),(b),(e),(f)		$17,200,000	$18,365,300

			2,510,220,317

ELECTRIC	2.3%
CenterPoint Energy, Inc., 6.125% to 9/1/23, Series A(a),(b)		14,724,000	14,973,738
CMS Energy Corp., 4.75% to 3/1/30, due 6/1/50(b)		53,600,000	56,903,530
Dominion Energy, Inc., 4.65% to 12/15/24, Series B(a),(b)		21,970,000	22,280,850
Duke Energy Corp., 4.875% to 9/16/24(a),(b)		33,389,000	35,363,544
Sempra Energy, 4.875% to 10/15/25(a),(b)		80,741,000	83,163,230
Southern California Edison Co., 6.25% to 2/1/22, Series E(a),(b)		14,991,000	14,761,143

			227,446,035

ELECTRIC—FOREIGN	0.2%
Electricite de France SA, 5.00% to 1/22/26, Series EMTN (France)(a),(b),(e)		13,300,000	17,049,165
Electricite de France SA, 5.625% to 1/22/24, 144A (France)(a),(b),(d)		6,152,000	6,448,496

			23,497,661

FINANCIAL	1.6%
CREDIT CARD	0.1%
Discover Financial Services, 6.125% to 6/23/25, Series D(a),(b)		10,390,000	11,016,517

DIVERSIFIED FINANCIAL SERVICES	0.4%
Apollo Management Holdings LP, 4.95% to 12/17/24, due 1/14/50, 144A(b),(d)		14,562,000	14,563,166
General Motors Financial Co., Inc., 5.70% to 9/30/30, Series C(a),(b)		17,770,000	17,881,062

			32,444,228

INVESTMENT BANKER/BROKER	1.1%
Charles Schwab Corp./The, 5.375% to 6/1/25, Series G(a),(b)		102,987,000	111,849,032

TOTAL FINANCIAL			155,309,777

FOOD	0.2%
Land O’ Lakes, Inc., 7.00%, 144A(a),(d)		4,075,000	3,544,618
Land O’ Lakes, Inc., 7.25%, 144A(a),(d)		15,285,000	14,242,487

			17,787,105

INDUSTRIALS—DIVERSIFIED MANUFACTURING	0.2%
General Electric Co., 5.00% to 1/21/21, Series D(a),(b)		27,009,000	21,563,418

		Principal Amount	Value
INSURANCE	16.1%
LIFE/HEALTH INSURANCE	5.7%
Equitable Holdings, Inc., 4.95% to 9/15/25, Series B(a),(b)		$48,630,000	$49,724,175
MetLife Capital Trust IV, 7.875%, due 12/15/67, 144A (TruPS)(d)		65,880,000	90,859,388
MetLife, Inc., 3.85% to 9/15/25, Series G(a),(b)		63,740,000	63,660,325
MetLife, Inc., 5.875% to 3/15/28, Series D(a),(b)		18,525,000	20,229,327
MetLife, Inc., 6.40%, due 12/15/66		3,675,000	4,577,244
MetLife, Inc., 9.25%, due 4/8/68, 144A(d)		71,512,000	108,218,746
MetLife, Inc., 10.75%, due 8/1/69		13,758,000	22,398,643
Prudential Financial, Inc., 5.20% to 3/15/24, due 3/15/44(b)		37,523,000	39,799,533
Prudential Financial, Inc., 5.625% to 6/15/23, due 6/15/43(b)		91,833,000	97,687,339
Prudential Financial, Inc., 5.875% to 9/15/22, due 9/15/42(b)		11,500,000	12,130,398
SBL Holdings, Inc., 7.00% to 5/13/25, 144A(a),(b),(d)		19,570,000	16,658,963
Voya Financial, Inc., 5.65% to 5/15/23, due 5/15/53(b)		40,061,000	41,232,584

			567,176,665

LIFE/HEALTH INSURANCE—FOREIGN	4.2%
Achmea BV, 4.625% to 3/24/29 (Netherlands)(a),(b),(e),(f)		36,200,000	42,328,935
Aegon NV, 5.625% to 4/15/29 (Netherlands)(a),(b),(e),(f)		7,400,000	9,471,226
Dai-ichi Life Insurance Co., Ltd./The, 5.10% to 10/28/24, 144A (Japan)(a),(b),(d)		26,400,000	29,289,348
Dai-ichi Life Insurance Co., Ltd./The, 7.25% to 7/25/21, 144A (Japan)(a),(b),(d)		44,533,000	46,216,793
Fukoku Mutual Life Insurance Co., 6.50% to 9/19/23 (Japan)(a),(b),(e)		21,419,000	23,962,506
Hanwha Life Insurance Co., Ltd., 4.70% to 4/23/23, 144A (South Korea)(a),(b),(d)		24,000,000	24,780,376
Legal & General Group PLC, 5.625% to 3/24/31 (United Kingdom)(a),(b),(e),(f)		34,300,000	45,451,758
M&G PLC, 5.625% to 10/20/31, due 10/20/51 (United Kingdom)(b),(e)		7,100,000	10,695,991
Meiji Yasuda Life Insurance Co., 5.20% to 10/20/25, due 10/20/45, 144A (Japan)(b),(d)		20,075,000	23,002,871
Nippon Life Insurance Co., 3.40% to 1/23/30, due 1/23/50, 144A (Japan)(b),(d)		60,000,000	64,053,590
Nippon Life Insurance Co., 4.70% to 1/20/26, due 1/20/46, 144A (Japan)(b),(d)		21,300,000	23,999,668
Nippon Life Insurance Co., 5.10% to 10/16/24, due 10/16/44, 144A (Japan)(b),(d)		32,655,000	36,347,273
Phoenix Group Holdings PLC, 5.625% to 1/29/25 (United Kingdom)(a),(b),(e),(f)		6,900,000	6,932,465

		Principal Amount	Value
Sumitomo Life Insurance Co., 6.50% to 9/20/23, due 9/20/73, 144A (Japan)(b),(d)		$30,550,000	$34,651,796

			421,184,596

MULTI-LINE	1.0%
American International Group, Inc., 5.75% to 4/1/28, due 4/1/48, Series A-9(b)		24,868,000	27,151,316
American International Group, Inc., 8.175% to 5/15/38, due 5/15/68(b)		45,614,000	65,304,446
Hartford Financial Services Group, Inc./The, 2.405% (3 Month US LIBOR + 2.125%), due 2/12/67, 144A, Series ICON (FRN)(c),(d)		13,800,000	11,894,956

			104,350,718

MULTI-LINE—FOREIGN	0.8%
AXA SA, 6.379% to 12/14/36, 144A (France)(a),(b),(d)		38,752,000	52,658,736
AXA SA, 8.60%, due 12/15/30 (France)		18,772,000	28,725,622

			81,384,358

PROPERTY CASUALTY	1.0%
Assurant, Inc., 7.00% to 3/27/28, due 3/27/48(b)		37,900,000	40,897,032
Liberty Mutual Group, Inc., 3.625% to 5/23/24, due 5/23/59, 144A(b),(d)		26,300,000	30,579,495
Markel Corp., 6.00% to 6/1/25(a),(b)		31,465,000	33,313,569

			104,790,096

PROPERTY CASUALTY—FOREIGN	3.0%
Mitsui Sumitomo Insurance Co., Ltd., 4.95% to 3/6/29, 144A (Japan)(a),(b),(d)		53,650,000	64,289,600
QBE Insurance Group Ltd., 5.875% to 5/12/25, 144A (Australia)(a),(b),(d)		27,900,000	29,678,625
QBE Insurance Group Ltd., 5.875% to 6/17/26, due 6/17/46, Series EMTN (Australia)(b),(e)		46,275,000	50,789,311
QBE Insurance Group Ltd., 6.75% to 12/2/24, due 12/2/44 (Australia)(b),(e)		29,658,000	33,127,838
Sompo Japan Insurance, Inc., 5.325% to 3/28/23, due 3/28/73, 144A (Japan)(b),(d)		31,240,000	33,793,714
Swiss Re Finance Luxembourg SA, 5.00% to 4/2/29, due 4/2/49, 144A (Switzerland)(b),(d)		38,800,000	44,354,259
VIVAT NV, 6.25% to 11/16/22 (Netherlands)(a),(b),(e)		40,647,000	41,167,281

			297,200,628

		Principal Amount	Value
REINSURANCE	0.4%
AXIS Specialty Finance LLC, 4.90% to 1/15/30, due 1/15/40(b)		$40,285,000	$40,295,928

TOTAL INSURANCE			1,616,382,989

INTEGRATED TELECOMMUNICATIONS SERVICES—FOREIGN	0.8%
Vodafone Group PLC, 7.00% to 1/4/29, due 4/4/79 (United Kingdom)(b)		70,437,000	83,695,761

OIL & GAS—FOREIGN	2.1%
BP Capital Markets PLC, 4.25% to 3/22/27 (United Kingdom)(a),(b),(e)		11,600,000	15,736,660
BP Capital Markets PLC, 4.375% to 6/22/25 (United Kingdom)(a),(b)		34,770,000	36,334,650
BP Capital Markets PLC, 4.875% to 3/22/30 (United Kingdom)(a),(b)		144,458,000	154,931,205

			207,002,515

PIPELINES	0.2%
Energy Transfer Operating LP, 7.125% to 5/15/30, Series G(a),(b)		11,574,000	9,157,927
Enterprise Products Operating LLC, 5.25% to 8/16/27, due 8/16/77, Series E(b)		5,240,000	5,004,279

			14,162,206

PIPELINES—FOREIGN	3.8%
Enbridge, Inc., 5.75% to 4/15/30, due 7/15/80, Series 20-A (Canada)(b)		82,120,000	85,196,022
Enbridge, Inc., 6.00% to 1/15/27, due 1/15/77, Series 16-A (Canada)(b)		67,515,000	68,044,890
Enbridge, Inc., 6.25% to 3/1/28, due 3/1/78 (Canada)(b)		39,603,000	40,266,152
Transcanada Trust, 5.50% to 9/15/29, due 9/15/79 (Canada)(b)		89,939,000	94,149,781
Transcanada Trust, 5.625% to 5/20/25, due 5/20/75 (Canada)(b)		9,857,000	10,066,307
Transcanada Trust, 5.875% to 8/15/26, due 8/15/76, Series 16-A (Canada)(b)		80,634,000	85,960,554

			383,683,706

		Principal Amount	Value
UTILITIES	2.3%
ELECTRIC UTILITIES	0.4%
NextEra Energy Capital Holdings, Inc., 5.65% to 5/1/29, due 5/1/79(b)		$36,043,000	$40,977,195

ELECTRIC UTILITIES—FOREIGN	1.9%
Emera, Inc., 6.75% to 6/15/26, due 6/15/76, Series 16-A (Canada)(b)		115,753,000	128,687,819
Enel SpA, 8.75% to 9/24/23, due 9/24/73, 144A (Italy)(b),(d)		49,941,000	58,452,445

			187,140,264

TOTAL UTILITIES			228,117,459

TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$6,987,224,583)			7,265,584,307

CORPORATE BONDS	3.3%
BANKS—FOREIGN	0.1%
UniCredit SpA, 5.459% to 6/30/30, due 6/30/35, 144A (Italy)(b),(d)		12,000,000	12,249,470

ELECTRIC	0.5%
Southern Co./The, 4.00% to 10/15/25, due 1/15/51, Series B(b)		45,675,000	45,853,475
INSURANCE	1.2%
LIFE/HEALTH INSURANCE	0.6%
Brighthouse Financial, Inc., 4.70%, due 6/22/47		43,242,000	41,443,171
Prudential Financial, Inc., 3.70% to 7/1/30, due 10/1/50(b)		24,300,000	24,823,665

			66,266,836

PROPERTY CASUALTY	0.6%
Enstar Finance LLC, 5.75% to 9/1/25, due 9/1/40(b)		27,490,000	28,026,829
PartnerRe Finance B LLC, 4.50% to 4/1/30, due 10/1/50(b)		30,270,000	30,421,051

			58,447,880

TOTAL INSURANCE			124,714,716

REAL ESTATE	1.5%
INDUSTRIALS	0.2%
Retail Properties of America, Inc., 4.75%, due 9/15/30		20,000,000	20,063,697

		Principal Amount	Value
REGIONAL MALL	0.1%
Brookfield Property REIT, Inc., 5.75%, due 5/15/26, 144A(d)		$7,480,000	$5,908,789

RETAIL—FOREIGN	1.2%
Scentre Group Trust 2, 4.75% to 6/24/26, due 9/24/80, 144A (Australia)(b),(d)		48,100,000	47,780,557
Scentre Group Trust 2, 5.125% to 6/24/30, due 9/24/80, 144A (Australia)(b),(d)		77,400,000	76,133,813

			123,914,370

TOTAL REAL ESTATE			149,886,856

TOTAL CORPORATE BONDS (Identified cost—$329,107,433)			332,704,517

		Shares
SHORT-TERM INVESTMENTS	2.7%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 0.02%(g)		268,518,075	268,518,075

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$268,518,075)			268,518,075

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$9,609,064,346)	99.0%		9,921,639,162
OTHER ASSETS IN EXCESS OF LIABILITIES	1.0		103,267,501

NET ASSETS	100.0%		$10,024,906,663

Forward Foreign Currency Exchange Contracts

Counterparty		Contracts to Deliver		In Exchange For	Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	CAD	3,134,311	USD	2,389,953	10/2/20	$36,064
Brown Brothers Harriman	CAD	11,391,218	USD	8,690,611	10/2/20	135,728
Brown Brothers Harriman	CAD	26,792,251	USD	20,312,286	10/2/20	191,121
Brown Brothers Harriman	CAD	51,005,109	USD	39,123,048	10/2/20	817,860
Brown Brothers Harriman	EUR	23,148,672	USD	27,382,402	10/2/20	241,747

Counterparty		Contracts to Deliver		In Exchange For	Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	EUR	14,847,052	USD	17,681,874	10/2/20	$274,451
Brown Brothers Harriman	EUR	302,822,812	USD	362,088,264	10/2/20	7,043,727
Brown Brothers Harriman	GBP	119,479,205	USD	159,860,189	10/2/20	5,690,290
Brown Brothers Harriman	USD	154,340,847	GBP	119,479,205	10/2/20	(170,948)
Brown Brothers Harriman	USD	69,297,431	CAD	92,322,889	10/2/20	37,694
Brown Brothers Harriman	USD	399,517,712	EUR	340,818,536	10/2/20	74,903
Brown Brothers Harriman	CAD	86,098,056	USD	64,626,778	11/3/20	(39,744)
Brown Brothers Harriman	EUR	346,348,756	USD	406,239,383	11/3/20	(105,322)
Brown Brothers Harriman	GBP	116,440,400	USD	150,430,517	11/3/20	156,625

						$14,384,196

Glossary of Portfolio Abbreviations

CAD	Canadian Dollar
EMTN	Euro Medium Term Note
EUR	Euro Currency
FRN	Floating Rate Note
GBP	Great British Pound
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
TruPS	Trust Preferred Securities
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

†	Represents shares.
(a)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(b)	Security converts to floating rate after the indicated fixed-rate coupon period.
(c)	Variable rate. Rate shown is in effect at September 30, 2020.
(d)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $2,358,149,006 which represents 23.5% of the net assets of the Fund, of which 0.0% are illiquid.

(e)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $958,345,524 which represents 9.6% of the net assets of the Fund, of which 0.0% are illiquid.

(f)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $2,230,504,374 or 22.2% of the net assets of the Fund.

(g)	Rate quoted represents the annualized seven-day yield.

Country Summary	% of Net Assets
United States	51.0
United Kingdom	10.1
Canada	7.1
France	6.8
Switzerland	5.4
Japan	3.8
Netherlands	3.0
Australia	2.6
Italy	2.1
Spain	0.9
Bermuda	0.7
Hong Kong	0.6
Ireland	0.5
Germany	0.5
Other	4.9

100.0%

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward foreign currency contracts are valued daily at the prevailing forward exchange rate. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued at the average of the quoted bid and ask prices as of the close of business. Over-the-counter (OTC) options are valued based upon prices provided by a third-party pricing service or counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the inputs used as of September 30, 2020 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Preferred Securities—$25 Par Value:
Electric	$256,539,482	$246,688,377	$9,851,105	$—
Financial	250,721,778	214,162,118	36,559,660	—
Other Industries	1,547,571,003	1,547,571,003	—	—
Preferred Securities—Capital Securities:

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Banks	1,776,715,358	45,194,876	1,731,520,482	—
Other Industries	5,488,868,949	—	5,488,868,949	—
Corporate Bonds	332,704,517	—	332,704,517	—
Short-Term Investments	268,518,075	—	268,518,075	—

Total Investments in Securities(a)	$9,921,639,162	$2,053,616,374	$7,868,022,788	$—

Forward Foreign Currency Exchange Contracts	$14,700,210	$—	$14,700,210	$—

Total Derivative Assets(a)	$14,700,210	$—	$14,700,210	$—

Forward Foreign Currency Exchange Contracts	$(316,014)	$—	$(316,014)	$—

Total Derivative Liabilities(a)	$(316,014)	$—	$(316,014)	$—

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 2. Derivative Investments

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on forward foreign currency exchange contracts. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on forward foreign currency exchange contracts. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

Options: The Fund may purchase and write exchange-listed and OTC put or call options on securities, stock indices, currencies and other financial instruments for hedging purposes, to enhance portfolio returns and/or reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying investment. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

COHEN & STEERS PREFERRED SECURITIES AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

At September 30, 2020, the Fund did not have any option contracts outstanding.

Interest Rate Swaptions: The Fund may write or purchase interest rate swaptions which are options to enter into a pre-defined swap agreement at a specified date in the future. The writer of the swaption becomes the counterparty to the swap if the buyer exercises the swaption. The interest rate swaption agreement will specify whether the buyer of the swaption will be a fixed-rate receiver or a fixed-rate payer upon exercise.

At September 30, 2020, the Fund did not have any interest rate swaption contracts outstanding.

The following summarizes the volume of the Fund’s swaption contracts and forward foreign currency exchange contracts activity during the nine months ended September 30, 2020:

	Purchased Swaption Contracts(a),(b)	Written Swaption Contracts(a),(b)	Forward Foreign Currency Exchange Contracts
Average Notional Amount	$304,700,000	$304,700,000	$524,979,121

(a)	Notional amount is calculated using the number of contracts multiplied by notional contract size.
(b)

Average notional amounts represent the average for all months in which the Fund had swaption contracts outstanding at month-end. For the period, this represents three months for both purchased and written swaption contracts.